MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2016
Pension and Other Postretirement Benefit Contributions [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
21.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' income. The total contribution for such employee benefits were $2,717, $2,202 and $4,029 for the years ended December 31, 2014, 2015 and 2016, respectively.